SUPPLEMENT CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
Schedule Of Supplement Cash Flow Information
	June 30, 2023	June 30, 2022
Net change in non-cash working capital items:
Inventory	$(2,569)	$(1,409)
Prepaid expenses and other assets	(484)	(243)
Taxes recoverable	(1,702)	214
Taxes payable	(836)	534
Accounts payable and accrued liabilities	2,465	1,542
Amounts receivable	1,824	388
Amounts due to related parties	7	(36)
	$(1,295)	$990

	June 30, 2023	June 30, 2022
Other non-cash supplementary information:
Interest paid	$106	$48
Taxes paid	15	-
	$121	$48

	June 30, 2023	June 30, 2022
Non-cash investing and financing activities:
Acquisition of La Preciosa, net of cash & transaction costs	$-	$21,535
Shares acquired under terms of option agreements	41	15
Transfer of share-based payments reserve upon exercise of RSUs	512	-
Transfer of share-based payments reserve upon option exercise	-	15
Equipment acquired under finance leases and equipment loans	2,925	1,293
	$3,478	$16,612